Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jan. 11, 2022	Mar. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 25, 2022	Jan. 20, 2022	Jan. 18, 2022	Oct. 31, 2021	Oct. 13, 2021	Jun. 30, 2021	Jun. 23, 2021
TEMPO AUTOMATION INC
Subsequent Events
Maximum borrowing capacity								$ 150,000			$ 50
Exercise price of warrants					$ 2.82			$ 2.82
Aggregate principal amount				$ 700
Stated percentage			8.95%
Tor Asia Credit Opportunity Master Fund II LP | Subsequent event [Member] | TEMPO AUTOMATION INC
Subsequent Events
Maximum borrowing capacity		$ 100,000
Loan and Security Agreement | TEMPO AUTOMATION INC
Subsequent Events
Maximum borrowing capacity								$ 150,000	$ 150,000
Exercise price of warrants						$ 2.82
Stated percentage			10.00%
Loan and Security Agreement | Subsequent event [Member] | TEMPO AUTOMATION INC
Subsequent Events
Maximum borrowing capacity	$ 10,000
Loan and Security Agreement, Tranche 1
Subsequent Events
Maximum borrowing capacity	30,000
Loan and Security Agreement, Tranche 1 | TEMPO AUTOMATION INC
Subsequent Events
Maximum borrowing capacity	30,000								20,000	$ 20,000
Stated percentage			2.00%
Loan and Security Agreement, Tranche 1 | Subsequent event [Member] | TEMPO AUTOMATION INC
Subsequent Events
Amount expanded	10,000
Loan and Security Agreement, Tranche 2
Subsequent Events
Maximum borrowing capacity	10,000
Loan and Security Agreement, Tranche 2 | TEMPO AUTOMATION INC
Subsequent Events
Maximum borrowing capacity									$ 20,000	$ 20,000
Loan and Security Agreement, Tranche 2 | Subsequent event [Member] | TEMPO AUTOMATION INC
Subsequent Events
Maximum borrowing capacity	$ 10,000
Convertible Senior Notes Under Subscription Agreement | Subsequent event [Member] | TEMPO AUTOMATION INC
Subsequent Events
Aggregate principal amount							$ 25,000
Stated percentage							15.50%
Convertible Senior Notes Under Subscription Agreement | OCM Tempo Holdings, LLC | Subsequent event [Member] | TEMPO AUTOMATION INC
Subsequent Events
Aggregate principal amount							$ 175,000
Stated percentage							15.50%
2022 Promissory Notes | TEMPO AUTOMATION INC
Subsequent Events
Aggregate principal amount							$ 5,000
Stated percentage							10.00%
A C E Convertible Note | Subsequent event [Member] | TEMPO AUTOMATION INC
Subsequent Events
Aggregate principal amount		$ 20,000
Stated percentage		18.00%
Additional amount on conversion or payment in full		5.00%